Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2018
Financial instruments by category [Abstract]
Financial assets
	Notes	Amortized cost	Fair Value Through Other Comprehensive Income	Fair value Through profit or loss	Balance as of December 31, 2018
Derivative assets	9	-	-	11,571	11,571
Investment in Ten West Link		-	6,034	-	6,034
Other financial investments		275,899	-	-	275,899
Clients and other receivables	11	236,395	-	-	236,395
Cash and cash equivalents	12	631,542	-	-	631,542
Total financial assets		1,143,836	6,034	11,571	1,161,441
	Notes	Amortized cost	Fair Value Through Other Comprehensive Income	Fair value Through profit or loss	Balance as of December 31, 2017
Derivative assets	9	-	-	8,230	8,230
Investment in Ten West Link		-	2,088	-	2,088
Investment in Abengoa´s New Money		-	-	1,715	1,715
Other financial investments		243,347	-	-	243,347
Clients and other receivables	11	244,449	-	-	244,449
Cash and cash equivalents	12	669,387	-	-	669,387
Total financial assets		1,157,183	2,088	9,945	1,169,216

Financial liabilities

Corporate debt	14	684,073	-	-	684,073
Project debt	15	5,091,114	-	-	5,091,114
Related parties – non-current	10	33,675	-	-	33,675
Trade and other current liabilities	17	192,033	-	-	192,033
Derivative liabilities	9	-	-	279,152	279,152
Total financial liabilities		6,000,895	-	279,152	6,280,047

Corporate debt	14	643,083	-	-	643,083
Project debt	15	5,475,208	-	-	5,475,208
Related parties – non-current	10	141,031	-	-	141,031
Trade and other current liabilities	17	155,144	-	-	155,144
Derivative liabilities	9	-	-	329,731	329,731
Total financial liabilities		6,414,466	-	329,731	6,744,197